FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of financial instrument measured at fair value for investments

		Level 1	Level 2	Level 3	Total
		$	$	$	$

Recurring measurements	Carrying amount	Fair value
Investments, at fair value
December 31, 2021	31,942,458	28,078,556	3,363,902	500,000	31,942,458
December 31, 2020	21,089,997	17,132,629	3,957,368	—	21,089,997

Schedule of changes in fair value measurements of financial instruments classified as Level 3

	Balance at		Net Unrealized	Balance at
	January 1	Additions	Gains/Losses	December 31
	$	$	$	$
2021	—	500,000	—	500,000
2020	—	—	—	—